Other Assets	12 Months Ended
Dec. 31, 2025
Other Asset [Abstract]
Other assets
28.	Other assets

	December 31, 2024	December 31, 2025
	RMB’000	RMB’000
Recoverable value-added tax	403,151	395,409
Prepayments	33,424	67,262
Prepaid income tax and value-added tax	61,160	97,609
Deferred expenses	8,185	6,549
Repossessed assets	10,381	10,381
Settlement, clearing payment and others	320,823	85,712

	837,124	662,922
Less: Provisions for impairment	(5,498)	(5,498)

	831,626	657,424